1. Nature of Operations and Going Concern (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Going Concern Tables
Acquisition costs

Accordingly, the assets acquired in the merger have been recorded at the transferors’ historical cost basis determined under GAAP.  The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Depreciation and amortization

Property and equipment are recorded at cost less accumulated depreciation and amortization.  Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Reclassifications to the consolidated statements of operations

 The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
					Financial
				Courseware	Aid	Training and
	As Previously	Bad Debt	Consulting	Development	Processing	Seminars	As
	Reported	Expense	Expense	Costs	Costs	Expense	Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341	$(21,200)		$(236,953)	$(35,154)		$2,200,034
Marketing and promotional	1,181,558		$(658,832)			$(7,364)	515,362
General and adminstrative	2,634,453	21,200	658,832	236,953	35,154	7,364	3,593,956
Depreciation and amortization	264,082						264,082
Total costs and expenses	$6,573,434						$6,573,434